Dreyfus Investment Portfolios

Core Value Portfolio

Investing in large-cap stocks  for long-term capital growth

PROSPECTUS May 1, 1999

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Portfolio

                    Dreyfus Investment Portfolios

                    Core Value Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      4

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          5

Distributions and Taxes                                                   5

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

While the portfolio's investment objectives and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.


GOAL/APPROACH

The portfolio seeks long-term growth of capital, with current income as a secondary objective. To pursue these goals, it invests primarily in stocks of large-cap value companies (market capitalizations of $1 billion and above). The portfolio typically invests mainly in the stocks of U.S. issuers, and will limit its foreign stock holdings to 20% of the value of its total assets. The portfolio's stock investments may include common stocks, preferred stocks, convertible securities and depositary receipts.

In choosing stocks, the portfolio manager focuses on individual stock selection (a "bottom-up" approach) rather than forecasting stock market trends (a "top-down" approach), and looks for value companies. A three-step value screening process is used to select stocks:

* value: quantitative screens track traditional measures such as price-to-earnings, price-to-book and price-to-sales. These ratios are analyzed and compared against the market.

* sound business fundamentals: a company's balance sheet and income data are examined to determine the company's financial history.

*  positive business momentum: a company's
   earnings and forecast changes are analyzed and sales and earnings trends are reviewed to determine the company's financial condition.

The portfolio typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or falls short of the portfolio manager's expectations.


Concepts to understand

VALUE COMPANIES: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

LARGE-CAP COMPANIES: established companies that are considered "known quantities." Large-cap companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

Value stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the portfolio manager misgauged that worth. They also may decline in price, even though in theory they are already underpriced. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Any foreign securities purchased by the portfolio include special risks, such as exposure to currency fluctuations, changing political climate, lack of comprehensive company information and potentially less liquidity.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During the period, the portfolio may not achieve its primary investment objective.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goals, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Other potential risks

The portfolio, at times, may invest some assets in derivative securities, such as options and futures, and in foreign currencies. These practices, when employed, are used primarily to hedge the portfolio but may be used to increase returns; however, such practices sometimes may reduce returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

At times, the portfolio may engage in short-term trading, which could produce higher brokerage costs.

The portfolio can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the portfolio's gains or losses.

The Portfolio



<PAGE 1>

PAST PERFORMANCE

Since the portfolio has less than one calendar year of performance, average annual total return information for the portfolio is not included in the prospectus.

EXPENSES

Investors pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. These figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------

Fee table

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.75%

Other expenses                                                          1.35%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                               2.10%

Fee waiver and/or expense reimbursement                                (1.10%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                                 1.00%

* THE DREYFUS CORPORATION HAS AGREED, UNTIL DECEMBER 31, 1999, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT EXPENSES (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) DO NOT EXCEED 1.00%.
--------------------------------------------------------------------------------

Expense example

1 Year**                             3 Years**                            5 Years**                            10 Years**
----------------------------------------------------------------------------------------------
$102                                 $552                                 $1,028                               $2,344

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

** FIRST YEAR IS BASED ON A CONTRACTUAL AGREEMENT.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.







<PAGE 2>

MANAGEMENT

The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $121 billion in over 160 mutual fund portfolios. Dreyfus is the primary mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $389 billion of assets under management and $1.9 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.

For the fiscal period May 1, 1998 through December 31, 1998, the portfolio did not pay Dreyfus an investment advisory fee as a result of a fee waiver/expense reimbursement in effect.

Management philosophy

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Portfolio manager

The portfolio's primary portfolio manager is Valerie J. Sill. She has been a portfolio manager of the portfolio since its inception. Ms. Sill is a portfolio manager of Dreyfus and Senior Vice President of The Boston Company Asset Management, Inc. ("TBCAM"), an affiliate of Dreyfus. She is also a member of the Equity Policy Group of TBCAM. She previously served as director of equity research and as an equity research analyst for TBCAM.

Concepts to understand

YEAR 2000 ISSUES: the portfolio could be adversely affected if the computer systems used by Dreyfus and the portfolio's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the portfolio invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the portfolio's investments and its share price.

The Portfolio



<PAGE 3>

FINANCIAL HIGHLIGHTS

The following table describes the portfolio's performance for the fiscal period indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment return that is shown.

                                                                                PERIOD ENDED DECEMBER 31,
                                                                                        1998(1)
--------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period                                                     12.50

Investment operations:  Investment income -- net                                           .07

                         Net realized and unrealized gain (loss) on investments           (.77)

 Total from investment operations                                                         (.70)

 Distributions:          Dividends from investment income -- net                          (.08)

 Net asset value, end of period                                                           11.72

 Total return (%)                                                                        (5.59)(2)
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                              .67(2)

Ratio of net investment income to average net assets (%)                                 .62(2)

Decrease reflected in above expense ratio due to actions by Dreyfus (%)                  .74(2)

Portfolio turnover rate (%)                                                            47.37(2)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                  5,959

(1)  FROM MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1998.

(2)  NOT ANNUALIZED.



<PAGE 4>

Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares.

The price for portfolio shares is the portfolio's NAV, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:
00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900375108/Dreyfus Investment Portfolios: Core Value Portfolio), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees.

DISTRIBUTIONS AND TAXES

The portfolio generally pays dividends from its net investment income and distributes any net capital gains it has realized once a year.

Distributions will be reinvested in the portfolio unless it is instructed otherwise by a participating insurance company.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's net asset value per share (NAV).

Account Information




<PAGE 5>

For More Information

Dreyfus Investment Portfolios Core Value Portfolio
----------------------------------------

SEC file number:  811-08673

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing

ON THE INTERNET Text-only versions of portfolio documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(c) 1999 Dreyfus Service Corporation                       172P0599

Dreyfus Investment Portfolios

MidCap Stock Portfolio

Investing in stocks of medium-size companies for investment results that exceed the total return performance of the S&P 400

PROSPECTUS May 1, 1999

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Portfolio

                    Dreyfus Investment Portfolios

                    MidCap Stock Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      4

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          5

Distributions and Taxes                                                   5

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.


GOAL/APPROACH

The portfolio seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400((reg.tm)) Index ("S&P 400"). To pursue this goal, the portfolio invests primarily in a blended portfolio of growth and value stocks of medium-size companies, those whose market values generally range between $200 million and $10 billion. Stocks are chosen through a disciplined process combining computer modeling techniques, fundamental analysis and risk management. Consistency of returns and stability of the portfolio's share price compared to the S&P 400 are primary goals of the process. The portfolio's stock investments may include common stocks, preferred stocks, convertible securities and depositary receipts.

Dreyfus uses a computer model to identify and rank stocks within an industry or sector, based on:

* value, or how a stock is priced relative to its perceived intrinsic worth

* growth, in this case the sustainability or growth of earnings

* financial profile, which measures the financial health of the company

Next, Dreyfus uses fundamental analysis to select the most attractive of the top-ranked securities.

Dreyfus then manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry. The portfolio is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are similar to those of the S&P 400.


Concepts to understand

MIDCAP COMPANIES: established companies that may not be well known. Midcap companies have the potential to grow faster than large-cap companies, but may lack the resources to weather economic shifts, and are more volatile than large companies.

COMPUTER MODEL: a proprietary computer model that evaluates and ranks a universe of over 2,000 stocks. Dreyfus reviews each of the screens on a regular basis. Dreyfus also maintains the flexibility to adapt the screening criteria to changes in market conditions.

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

Medium-size companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Some of the portfolio's investments will rise and fall based on investor perception rather than economics.

Although the portfolio seeks to manage risk by broadly diversifying among industries and by maintaining a risk profile very similar to the S&P 400, the portfolio is expected to hold fewer securities than the index. Owning fewer securities and the ability to purchase stocks of companies not listed in the S&P 400 can cause the portfolio to underperform the index.

By investing in a mix of growth and value companies, the portfolio assumes the risks of both and may achieve more modest gains than funds that use only one investment style. Because the stock prices of growth companies are based in part on future expectations, they may fall sharply if earnings expectations are not met or investors believe the prospects for a stock, industry or the economy in general are weak. Growth stocks also typically lack the dividend yield that could cushion stock prices in market downturns. With value stocks, there is the risk that they may never reach what the manager believes is their full market value, or that their intrinsic values may fall. While investments in value stocks may limit downside risk over time, they may produce smaller gains than riskier stocks.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During the period, the portfolio may not achieve its investment objective.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Other potential risks

The portfolio, at times, may invest some assets in derivative securities, such as options and futures. These practices, when employed, are used to hedge the portfolio and increase returns; however, such practices sometimes may reduce returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

The portfolio can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the portfolio's gains or losses.

The Portfolio



<PAGE 1>

PAST PERFORMANCE

Since the portfolio has less than one calendar year of performance, average annual total return information for the portfolio is not included in the prospectus.

EXPENSES

Investors pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. These figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------

Fee table

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.75%

Other expenses                                                          1.14%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                               1.89%

Fee waiver and/or expense reimbursement                                (0.89%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                                 1.00%

*THE DREYFUS CORPORATION HAS AGREED, UNTIL DECEMBER 31, 1999, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT EXPENSES (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) DO NOT EXCEED 1.00%.
--------------------------------------------------------------------------------

Expense example

1 Year**                             3 Years**                            5 Years**                            10 Years**
---------------------------------------------------------------------------------------------------------------------------------
$102                                 $507                                 $939                                 $2,139

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

** FIRST YEAR IS BASED ON A CONTRACTUAL AGREEMENT.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.







<PAGE 2>

MANAGEMENT

The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $121 billion in over 160 mutual fund portfolios. Dreyfus is the primary mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $389 billion of assets under management and $1.9 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.

For the fiscal period May 1, 1998 through December 31, 1998, the portfolio did not pay Dreyfus an investment advisory fee as a result of a fee waiver/ expense reimbursement in effect.

Management philosophy

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Portfolio manager

John O'Toole is the portfolio's primary portfolio manager, a position he has held since the portfolio's inception. He has been employed by Dreyfus since October 1994. Mr. O'Toole also is a Senior Vice President and a portfolio manager for Mellon Equity Associates, an affiliate of Dreyfus, and has been employed by Mellon Bank, N.A. since 1979.

Concepts to understand

YEAR 2000 ISSUES: the portfolio could be adversely affected if the computer systems used by Dreyfus and the portfolio's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the portfolio invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the portfolio's investments and its share price.

The Portfolio



<PAGE 3>

FINANCIAL HIGHLIGHTS

The following table describes the portfolio's performance for the fiscal period indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment return that is shown.

                                                                                                           PERIOD ENDED
                                                                                                            DECEMBER 31,
                                                                                                              1998(1)
---------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period                                                                             12.50

Investment operations:  Investment income -- net                                                                   .02

                         Net realized and unrealized gain (loss) on investments                                   (.34)

 Total from investment operations                                                                                 (.32)

 Distributions:          Dividends from investment income -- net                                                  (.02)

 Net asset value, end of period                                                                                   12.16

 Total return (%)                                                                                                 (2.53)(2)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                                       .67(2)

Ratio of net investment income to average net assets (%)                                                          .18(2)

Decrease reflected in above expense ratio due to actions by Dreyfus (%)                                           .60(2)

Portfolio turnover rate (%)                                                                                     75.74(2)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                                          10,506

(1)  FROM MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31,1998.

(2)  NOT ANNUALIZED.



<PAGE 4>

Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares.

The price for portfolio shares is the portfolio's NAV, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:
00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900375108/Dreyfus Investment Portfolios: MidCap Stock Portfolio), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees.

DISTRIBUTIONS AND TAXES

The portfolio generally pays dividends from its net investment income and distributes any net capital gains it has realized once a year.

Distributions will be reinvested in the portfolio unless it is instructed otherwise by a participating insurance company.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's net asset value per share (NAV).

Account Information




<PAGE 5>

For More Information

Dreyfus Investment Portfolios MidCap Stock Portfolio
----------------------------------------

SEC file number:  811-08673

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing

ON THE INTERNET Text-only versions of portfolio documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(c) 1999 Dreyfus Service Corporation                    174P0599

Dreyfus Investment Portfolios

Founders Growth Portfolio

Investing in stocks of growth companies for long-term capital growth

PROSPECTUS May 1, 1999

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Portfolio

                    Dreyfus Investment Portfolios

                    Founders Growth Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      5

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          6

Distributions and Taxes                                                   6

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment advisers, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.


GOAL/APPROACH

The portfolio seeks long-term growth of capital. To pursue this goal, it invests primarily in equity securities of well-established, high quality "growth" companies. These companies tend to have strong performance records, solid market positions and reasonable financial strength, and have continuous operating records of three years or more.

The portfolio managers will seek investment opportunities for the portfolio, generally, in companies which they believe have fundamental strengths that indicate the potential for growth in earnings per share. The portfolio managers focus on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends (a "top-down" approach).

The portfolio may invest up to 30% of its assets in foreign securities, and up to 25% of its assets in any one foreign country. The portfolio also may invest in investment grade debt securities of domestic or foreign issuers that the portfolio managers believe -- based on market conditions, the financial condition of the issuer, general economic conditions, and other relevant factors -- offer opportunities for capital growth.


Concepts to understand

GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings and price-to-book ratios, and tend to be more volatile than value stocks.

EQUITY SECURITIES: common stocks, preferred stocks and convertible securities. The portfolio will invest in preferred stocks and convertible securities that are rated at the time of purchase at least B by a credit rating agency or the unrated equivalent as determined by the portfolio's sub-adviser.

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

While the portfolio's investments in stocks of well-established companies may limit the overall downside risk of the portfolio over time, the portfolio may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

Growth companies are expected to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately -- even if earnings showed an absolute increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

Any foreign securities purchased by the portfolio include special risks, such as exposure to currency fluctuations, changing political climate, lack of comprehensive company information and potentially less liquidity.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such period, the portfolio may not achieve its investment objective.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Other potential risks

At times, the portfolio may engage in short-term trading, which could produce higher brokerage costs.

The Portfolio



<PAGE 1>

PAST PERFORMANCE

Since the portfolio has less than one calendar year of performance, average annual total return information for the portfolio is not included in this section of the prospectus.

EXPENSES

Investors pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. These figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------

Fee table

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.75%

Other expenses                                                          1.45%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                               2.20%

Fee waiver and/or expense reimbursement                                (1.20%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                                 1.00%

*THE DREYFUS CORPORATION HAS AGREED, UNTIL DECEMBER 31, 1999, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT EXPENSES (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) DO NOT EXCEED 1.00%.
--------------------------------------------------------------------------------

Expense example

1 Year**              3 Years**
--------------------------------------------------------------------------------

$102                  $573

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

**FIRST YEAR IS BASED ON A CONTRACTUAL AGREEMENT.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: estimated fees to be paid by the portfolio for the current fiscal year for miscellaneous items such as transfer agency, custody, professional and registration fees.







<PAGE 2>

MANAGEMENT

The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $120 billion in over 160 mutual fund portfolios. Dreyfus is the primary mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $389 billion of assets under management and $1.9 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.

For the fiscal period September 30, 1998 through December 31, 1998, the portfolio did not pay Dreyfus an investment advisory fee as a result of a fee waiver/expense reimbursement in effect.

Dreyfus has engaged its affiliate, Founders Asset Management LLC, to serve as the portfolio's sub-investment adviser. Founders, located at Founders Financial Center, 2930 East Third Avenue, Denver, Colorado 80206, and its predecessor companies have been offering tools to help investors pursue their financial goals since 1938. As of December 31, 1998, Founders managed mutual funds and other client accounts having aggregate assets of approximately $7.56 billion.

Management philosophy

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Portfolio managers

The portfolio's primary portfolio managers are Scott A. Chapman and Thomas M. Arrington. Mr. Chapman and Mr. Arrington have been the portfolio's primary portfolio managers, and have been employed by Founders, since December 1998. Mr. Chapman is a Vice President of Investments and Director of Research at Founders. Mr. Arrington is a Vice President of Investments at Founders. Prior to joining Founders, Mr. Chapman was employed for seven years at HighMark Capital Management, Inc., a subsidiary of Union BanCal Corporation, as a securities research analyst and, most recently, as a vice president and director of growth strategy. Prior to joining Founders, Mr. Arrington was employed for eight years at HighMark Capital where he held various positions, including vice president and director of income and growth strategy, securities research analyst and, most recently, vice president and director of income equity strategy.

Concepts to understand

YEAR 2000 ISSUES: the portfolio could be adversely affected if the computer systems used by Dreyfus and the portfolio's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the portfolio invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the portfolio's investments and its share price.

The Portfolio



<PAGE 3>

Performance information for Public Fund and Portfolio

Although the portfolio is newly organized and does not yet have its own full year of performance, the portfolio has the same investment objective and follows substantially the same investment policies and strategies as a corresponding series of another open-end investment company advised by Founders --Founders Growth Fund (the "Public Fund"). The first table at right shows average annual total return information for the Public Fund and for the S&P 500((reg.tm)) Index, the benchmark index of the portfolio and the Public Fund. The second table shows the aggregate total return for the portfolio from its commencement of operations through December 31, 1998. The portfolio currently has the same primary portfolio managers as the Public Fund.

Investors should not consider this performance data as an indication of the future performance of the portfolio. The performance figures for the Public Fund reflect the deduction of the historical fees and expenses paid by the Public Fund, and not those to be paid by the portfolio. The Public Fund's total annual operating expenses, after fee waiver and expense reimbursement, for the year ended December 31, 1998 were 1.08% of its average daily net assets. The figures for the Public Fund and portfolio also do not reflect the deduction of charges or expenses attributable to VA contracts or VLI policies, which would lower the performance quoted. Policy owners should refer to the applicable insurance company prospectus for information on any such charges and expenses. Additionally, although it is anticipated that the portfolio and the Public Fund will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and in cash flow, resulting from purchases and redemptions of portfolio shares, may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular portfolio holdings.

PUBLIC FUND

Historical performance information for the Public Fund and for the S&P 500 Index for various periods ended December 31, 1998, as calculated pursuant to SEC guidelines, is as follows:
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/98

                                                                  1 Year                   5 Years                 10 Years
--------------------------------------------------------------------------------------------------------------------------------
FOUNDERS GROWTH
FUND                                                               25.04%                   21.02%                  20.30%

S&P 500 INDEX*                                                     28.60%                   24.05%                  19.19%

PORTFOLIO

Aggregate total return for the portfolio and the S&P 500 Index for the period ended December 31, 1998, as calculated pursuant to SEC guidelines, is as follows:
--------------------------------------------------------------------------------

Aggregate total return AS OF 12/31/98

                                                      Since inception

                                                         (9/30/98)
--------------------------------------------------------------------------------

FOUNDERS GROWTH PORTFOLIO                                    27.20%

S&P 500 INDEX*                                               21.28%
--------------------------------------------------------------------------------

* THE S&P 500 INDEX IS A WIDELY RECOGNIZED UNMANAGED INDEX OF STOCK PERFORMANCE. ALL PERFORMANCE FIGURES REFLECT THE REINVESTMENT OF DIVIDENDS AND OTHER DISTRIBUTIONS.





<PAGE 4>

FINANCIAL HIGHLIGHTS

The following table describes the portfolio's performance for the fiscal period indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment return that is shown.

                                                                                                             PERIOD ENDED
                                                                                                              DECEMBER 31,
                                                                                                                 1998(1)
--------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period                                                                              12.50

Investment operations:  Investment income -- net                                                                    .01

                         Net realized and unrealized gain (loss) on investments                                    3.39

 Total from investment operations                                                                                  3.40

 Net asset value, end of period                                                                                   15.90

 Total return (%)                                                                                                 27.20(2)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                                         .25(2)

Ratio of net investment income to average net assets (%)                                                            .05(2)

Decrease reflected in above expense ratio due to actions by Dreyfus (%)                                             .31(2)

Portfolio turnover rate (%)                                                                                       75.65(2)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                                             2,544

(1)  FROM SEPTEMBER 30, 1998 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1998.

(2)  NOT ANNUALIZED.

The Portfolio



<PAGE 5>

Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares.

The price for portfolio shares is the portfolio's NAV, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:
00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900375108/Dreyfus Investment Portfolios: Founders Growth Portfolio), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees.

DISTRIBUTIONS AND TAXES

The portfolio generally pays dividends from its net investment income and distributes any net capital gains it has realized once a year.

Distributions will be reinvested in the portfolio unless it is instructed otherwise by a participating insurance company.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's net asset value per share (NAV).





<PAGE 6>

NOTES

NOTES

NOTES

For More Information

Dreyfus Investment Portfolios Founders Growth Portfolio
----------------------------------------

SEC file number:  811-08673

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing

ON THE INTERNET Text-only versions of portfolio documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(c) 1999 Dreyfus Service Corporation
7537P0599

Dreyfus Investment Portfolios

Founders Passport Portfolio

Investing in stocks of smaller foreign growth

companies for capital appreciation

PROSPECTUS May 1, 1999

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Portfolio

                    Dreyfus Investment Portfolios

                    Founders Passport Portfolio


Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      5

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          6

Distributions and Taxes                                                   6

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment advisers, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.



GOAL/APPROACH

The portfolio seeks capital appreciation. To pursue this goal, it invests primarily in equity securities of foreign issuers with market capitalizations or annual revenues of $1 billion or less and which are characterized as "growth" companies.

The portfolio manager will seek investment opportunities for the portfolio, generally, in companies which he believes have fundamental strengths that indicate the potential for growth in earnings per share. The portfolio manager focuses on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends (a "top-down" approach).

The portfolio will invest primarily in foreign issuers from at least three foreign countries with established or emerging economies. The portfolio may invest in securities of larger foreign issuers or in U.S. issuers, if the portfolio manager believes these securities offer attractive opportunities for capital appreciation.

The portfolio also may invest in investment grade debt securities of domestic or foreign issuers that the portfolio manager believes -- based on market conditions, the financial condition of the issuer, general economic conditions, and other relevant factors -- offer opportunities for capital appreciation.

Concepts to understand

GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings and price-to-book ratios, and tend to be more volatile than value stocks.

EQUITY SECURITIES: common stocks, preferred stocks and convertible securities. The portfolio will invest in preferred stocks and convertible securities that are rated at the time of purchase at least B by a credit rating agency or the unrated equivalent as determined by the portfolio's sub-adviser.

MAIN RISKS

The portfolio's performance will be influenced by political, social and economic factors affecting companies in foreign countries. Like the stocks of U.S. companies, the securities of foreign issuers fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Unlike investing in U.S. companies, foreign securities include special risks such as exposure to currency fluctuations, a lack of comprehensive company information, political instability, and differing auditing and legal standards. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

Growth companies are expected to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately -- even if earnings showed an absolute increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

The portfolio may invest in the stocks of companies located in developed countries and in emerging markets. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large changes in price; however, these markets also may provide higher long-term rates of return.

The portfolio invests primarily in securities issued by companies with relatively small market capitalizations. Smaller companies typically carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more-established companies.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such period, the portfolio may not achieve its investment objective.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Other potential risks

At times, the portfolio may engage in short-term trading, which could produce higher brokerage costs.

The Portfolio



<PAGE 1>

PAST PERFORMANCE

Since the portfolio has less than one calendar year of performance, average annual total return information for the portfolio is not included in this section of the prospectus.

EXPENSES

Investors pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. These figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------

Fee table

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         1.00%

Other expenses                                                          1.67%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                               2.67%

Fee waiver and/or expense reimbursement                                (1.17%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                                 1.50%

*THE DREYFUS CORPORATION HAS AGREED, UNTIL DECEMBER 31, 1999, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT EXPENSES (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) DO NOT EXCEED 1.50%.
--------------------------------------------------------------------------------

Expense example

1 Year**              3 Years**
--------------------------------------------------------------------------------

$152                  $718

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

**FIRST YEAR IS BASED ON A CONTRACTUAL AGREEMENT.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: estimated fees to be paid by the portfolio for the current fiscal year for miscellaneous items such as transfer agency, custody, professional and registration fees.







<PAGE 2>

MANAGEMENT

The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $120 billion in over 160 mutual fund portfolios. Dreyfus is the primary mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $389 billion of assets under management and $1.9 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.

For the fiscal period September 30, 1998 through December 31, 1998, the portfolio did not pay Dreyfus an investment advisory fee as a result of a fee waiver/expense reimbursement in effect.

Dreyfus has engaged its affiliate, Founders Asset Management LLC, to serve as the portfolio's sub-investment adviser. Founders, located at Founders Financial Center, 2930 East Third Avenue, Denver, Colorado 80206, and its predecessor companies have been offering tools to help investors pursue their financial goals since 1938. As of December 31, 1998, Founders managed mutual funds and other client accounts having aggregate assets of approximately $7.56 billion.

Management philosophy

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Portfolio manager

The portfolio's primary portfolio manager is Michael W. Gerding. He has been the portfolio's primary portfolio manager since the portfolio's inception and has been employed by Founders since 1990. He is a Senior Vice President of Investments at Founders.

Concepts to understand

YEAR 2000 ISSUES: the portfolio could be adversely affected if the computer systems used by Dreyfus and the portfolio's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the portfolio invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the portfolio's investments and its share price.

The Portfolio



<PAGE 3>

Performance information for Public Fund and Portfolio

Although the portfolio is newly organized and does not yet have its own full year of performance, the portfolio has the same investment objective and follows substantially the same investment policies and strategies as a corresponding series of another open-end investment company advised by Founders -- Founders Passport Fund (the "Public Fund"). The first table at right shows average annual total return information for the Public Fund and for the MSCI World (ex US) Index, the benchmark index of the portfolio and the Public Fund. The second table shows the aggregate total return for the portfolio from its commencement of operations through December 31, 1998. The portfolio currently has the same primary portfolio manager as the Public Fund.

Investors should not consider this performance data as an indication of the future performance of the portfolio. The performance figures for the Public Fund reflect the deduction of the historical fees and expenses paid by the Public Fund, and not those to be paid by the portfolio. The Public Fund's total annual operating expenses, after fee waiver and expense reimbursement, for the year ended December 31, 1998 were 1.47% of its average daily net assets. The figures for the Public Fund and portfolio also do not reflect the deduction of charges or expenses attributable to VA contracts or VLI policies, which would lower the performance quoted. Policy owners should refer to the applicable insurance company prospectus for information on any such charges and expenses. Additionally, although it is anticipated that the portfolio and the Public Fund will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of portfolio shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular portfolio holdings.

PUBLIC FUND

Historical performance information for the Public Fund and for the MSCI World (ex US) Index for various periods ended December 31, 1998, as calculated pursuant to SEC guidelines, is as follows:
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/98

                                                                                                                     Since
                                                                                                                   inception
                                                                  1 Year                   5 Years                (11/16/93)
---------------------------------------------------------------------------------------------------------------------------------
FOUNDERS
PASSPORT FUND                                                     12.50%                    8.89%                   9.77%

MSCI WORLD (EX US)
INDEX*                                                            18.77%                    9.19%                  10.50%**

PORTFOLIO

Aggregate total return for the portfolio and the MSCI World (ex US) Index for the period ended December 31, 1998, as calculated pursuant to SEC guidelines, is as follows:
--------------------------------------------------------------------------------

Aggregate total return AS OF 12/31/98

                                                                                       Since inception
                                                                                          (9/30/98)
---------------------------------------------------------------------------------------------------------------------------------
FOUNDERS PASSPORT PORTFOLIO                                                                15.79%

MSCI WORLD (EX US)
INDEX*                                                                                     20.46%
---------------------------------------------------------------------------------------------------------------------------------

* THE MSCI WORLD (EX US) INDEX IS AN ARITHMETICAL AVERAGE OF THE PERFORMANCE OF OVER 1,000 SECURITIES LISTED ON THE STOCK EXCHANGES OF EUROPE, CANADA, AUSTRALIA, NEW ZEALAND AND THE FAR EAST. TOTAL RETURN FIGURES FOR THE INDEX ASSUME CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AFTER DEDUCTION OF LOCAL TAXES, BUT DO NOT INCLUDE ANY FEES OR EXPENSES WHICH ARE CHARGED THE PUBLIC FUND AND THE PORTFOLIO. PERFORMANCE INFORMATION FOR THE PUBLIC FUND AND THE PORTFOLIO REFLECTS THE REINVESTMENT OF DIVIDENDS AND OTHER DISTRIBUTIONS.

**FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 11/30/93 IS USED AS THE BEGINNING VALUE ON 11/16/93.

FINANCIAL HIGHLIGHTS

The following table describes the portfolio's performance for the fiscal period indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment return that is shown.

                                                                                                            PERIOD ENDED
                                                                                                            DECEMBER 31,
                                                                                                              1998(1)
----------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period                                                                             12.50

Investment operations:  Investment income -- net                                                                   .00(2)

                         Net realized and unrealized gain (loss) on investments                                    1.97

 Total from investment operations                                                                                  1.97

 Distributions:          Dividends from investment income -- net                                               (.00)(2)

                         Dividends from net realized gain on investments                                          (.01)

 Total distributions                                                                                              (.01)

 Net asset value, end of period                                                                                   14.46

 Total return (%)                                                                                               15.79(3)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                                      .38(3)

Ratio of net investment income to average net assets (%)                                                         .02(3)

Decrease reflected in above expense ratio due to actions by Dreyfus (%)                                          .30(3)

Portfolio turnover rate (%)                                                                                     3.98(3)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                                          5,788

(1)  FROM SEPTEMBER 30, 1998 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1998.

(2)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(3)  NOT ANNUALIZED.

The Portfolio



<PAGE 5>

Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares.

The price for portfolio shares is the portfolio's NAV, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:
00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900375108/Dreyfus Investment Portfolios: Founders Passport Portfolio), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees. Foreign securities held by the portfolio may trade on days when the portfolio does not calculate its NAV and thus affect the portfolio's NAV on days when investors have no access to the portfolio.

DISTRIBUTIONS AND TAXES

The portfolio generally pays dividends from its net investment income and distributes any net capital gains it has realized once a year.

Distributions will be reinvested in the portfolio unless it is instructed otherwise by a participating insurance company.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's net asset value per share (NAV).





<PAGE 6>

NOTES

NOTES

NOTES

For More Information

Dreyfus Investment Portfolios Founders Passport Portfolio
---------------------------------------

SEC file number: 811-08673

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL  Write to:  The Dreyfus Family of Funds

144 Glenn Curtiss Boulevard

Uniondale, NY 11556-0144

Attn: Institutional Servicing

ON THE INTERNET Text-only versions of portfolio documents can be viewed online or downloaded from:

SEC

http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(c) 1999 Dreyfus Service Corporation                         2027P0599